Offerings - Offering: 1	Mar. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	7,500,000,000
Maximum Aggregate Offering Price	$ 7,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,148,250
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price. This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the registration statement on Form
S-3ASR
(File No. 333-286204) of Welltower Inc. (the “Registrant”) filed on March 28, 2025 in accordance with Rules 456(b) and 457(r) under the Securities Act.